Economic context in which the Group operates (Details Narrative) - USD ($) $ in Millions	1 Months Ended	8 Months Ended	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2023	Jun. 30, 2023
Economic context in which the Group operates
Loss of foreign exchange income			$ 20,000
Accumulated inflation percent	80.20%
Peso depreciated accroding to exchange rate description		the peso depreciated 97.8% against the US dollar, according to the exchange rate of Banco de la Nación Argentina